Inventories - Schedule of Stock Obsolescence of Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Obsolescence of Inventories [Abstract]
Opening balance	$ (298,597)	$ (330,065)
Provision for the year	(346,890)	(123,342)
Write-offs	105,829	154,810
Closing balance	$ (539,658)	$ (298,597)